Other Assets and Liabilities (Tables) - VEON Holdings B.V. [Member]	12 Months Ended
Dec. 31, 2024
Other Assets and Liabilities (Tables) [Line Items]
Schedule of Other Assets

Other assets consisted of the following items as of December 31:

	2024	2023
Other non-current assets
Customer acquisition costs (see Note 3)	30	38
Prepayments for property, plant and equipment and intangibles	40	18
Other non-financial assets	10	11
Total other non-current assets	80	67

Other current assets
Advances to suppliers	18	7
Prepaid taxes	2	2
Current deferred costs for DBSS project, licenses*	3	2
Current portion of deferred cost related to connection fees	3	2
Total other current assets	26	13

*        DBSS refers to Digital Business Support Systems

Schedule of Other Liabilities

Other liabilities consisted of the following items as of December 31:

	2024	2023
Other non-current liabilities
Long-term deferred revenue (see Note 3)	4	4
Other liabilities	3	4
Total other non-current liabilities	7	8

Other current liabilities
Taxes payable (non-income tax)	13	6
Short-term deferred revenue (see Note 3)	26	19
Customer advances (see Note 3)	7	7
Due to employees	10	9
Other liabilities	1	—
Total other current liabilities	57	41